Net Loss per Common Unit (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Net Loss per Common Unit
The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units, the general partner units and IDRs for purposes of computing net loss per unit (in millions, except per unit data).

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units	IDR
Year Ended December 31, 2017
Net income	$490
Declared distributions	514	376	—	127	10	1
Amortization of beneficial conversion feature of Class B units	—	(594)	2,004	(1,410)	—	—
Assumed allocation of undistributed net loss (1)	$(24)	(17)	—	(7)	—	—
Assumed allocation of net income		$(235)	$2,004	$(1,290)	$10	$1

Weighted average units outstanding		178.5	84.8	135.4
Net loss per unit (2)		$(1.32)		$(9.52)

Year Ended December 31, 2016
Net loss	$(171)
Declared distributions	99	97	—	—	2	—
Amortization of beneficial conversion feature of Class B units	—	(29)	100	(71)	—	—
Assumed allocation of undistributed net loss	$(270)	(79)	—	(186)	(5)	—
Assumed allocation of net loss		$(11)	$100	$(257)	$(3)	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.20)		$(1.90)

Year Ended December 31, 2015
Net loss	$(319)
Declared distributions	99	97	—	—	2	—
Assumed allocation of undistributed net loss	$(418)	(121)	—	(288)	(8)	—
Assumed allocation of net loss		$(24)	$—	$(288)	$(6)	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.43)		$(2.13)

(1)
Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).

(2)	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.